Securities and Exchange Commission
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                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              Statement of Additional Information dated July 10, 1998

                                  Marathon Plus
                              New York Growth Plus

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 1998.

A free Prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547


Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.



                                TABLE OF CONTENTS

                                                                            Page


General Information and History........................................       2
Variable Annuity Account B.............................................       2
Offering and Purchase of Contracts.....................................       4
Performance Data.......................................................       4
      General..........................................................       4
      Average Annual Total Return Quotations...........................       5
Annuity Payments.......................................................      12
Sales Material and Advertising.........................................      13
Independent Auditors...................................................      13
Financial Statements of the Separate Account...........................      S-1
Financial Statements of the Company....................................      F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1997, the Company ("ALIAC") had $40.7 billion invested through its products, including $22.3 billion in its separate accounts (of which the Company or an affiliate oversees the management of $17.6 billion) and $1.3 billion in its mutual funds offered outside of its separate accounts. The Company is ranked among the top 2% of all U.S. life insurance companies based on assets as of December 31, 1996. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charges and administrative charge described in the Prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the Prospectus. The Company receives reimbursement for certain administrative costs from some advisers of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Marathon Plus Contracts are as follows:

    Aetna Ascent VP (formerly Aetna Ascent Variable            Fidelity VIP II Asset Manager Portfolio
      Portfolio)                                               Fidelity VIP II Contrafund Portfolio
    Aetna Balanced VP, Inc. (formerly Aetna                    Fidelity VIP II Index 500 Portfolio
      Investment Advisers Fund, Inc.)                          Janus Aspen Aggressive Growth Portfolio
    Aetna Income Shares d/b/a Aetna Bond VP                    Janus Aspen Balanced Portfolio
    Aetna Crossroads VP (formerly Aetna Crossroads             Janus Aspen Flexible Income Portfolio
      Variable Portfolio)                                      Janus Aspen Growth Portfolio
    Aetna Growth VP (formerly Aetna Variable Growth            Janus Aspen Worldwide Growth Portfolio
      Portfolio)                                               MFS Total Return Series
    Aetna Variable Fund d/b/a/ Aetna Growth and                MFS World Government Series
      Income VP                                                Oppenheimer Aggressive Growth Fund
    Aetna Index Plus Large Cap VP (formerly Aetna                (formerly Oppenheimer Capital Appreciation
      Variable Index Plus Portfolio)                             Fund)
    Aetna International VP                                     Oppenheimer Global Securities Fund
    Aetna Legacy VP (formerly Aetna Legacy Variable            Oppenheimer Growth & Income Fund
      Portfolio)                                               Oppenheimer Strategic Bond Fund
    Aetna Variable Encore Fund d/b/a Aetna Money Market VP     Portfolio Partners MFS Emerging Equities
    Aetna Real Estate Securities VP                              Portfolio
    Aetna Small Company VP (formerly Aetna Variable            Portfolio Partners MFS Research Growth
      Small Company Portfolio)                                   Portfolio
    Aetna Value Opportunity VP (formerly Aetna                 Portfolio Partners MFS Value Equity Portfolio
      Variable Capital Appreciation Portfolio)                 Portfolio Partners Scudder International
    Calvert Social Balanced Portfolio (formerly Calvert          Growth Portfolio
      Responsibly Invested Balanced Portfolio)                 Portfolio Partners T. Rowe Price Growth
    Fidelity VIP Equity-Income Portfolio                         Equity Portfolio
    Fidelity VIP Growth Portfolio
    Fidelity VIP High Income Portfolio
    Fidelity VIP Overseas Portfolio

The Funds currently available under the New York Growth Plus Contracts are as follows:

Federated American Leaders Fund II
Federated Equity Income Fund II
Federated Fund for U. S. Government Securities II
Federated Growth Strategies Fund II
Federated High Income Bond Fund II
Federated International Equity Fund II
Federated Prime Money Fund II
Federated Utility Fund II

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the Prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are Registered Representatives as defined in the Prospectus. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the Prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA
GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date contributions were first received in the Fund under the Separate Account and then adjust them to reflect the deduction of the maximum amount recurring charges under the Contracts during each period (e.g., 1.25% mortality and expense risk charge, $30.00 maintenance fee, 0.15% administrative charge, and deferred sales charge of 7% of Purchase Payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the Prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance reflected the investment performance of the underlying Fund plus any cash held by the Subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the Fund's inception date and/or the date contributions were first received in the Fund under the Separate Account.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for the variable investment options under the Contracts issued by the Company. These returns reflect the maximum charges under the Contract as described under "General" above; the Company may also advertise returns based on lower charges that may apply to particular Contracts. Table A reflects the total return quotations for Contracts issued nationwide (other than Contracts or Certificates issued in New York). Table B reflects the total return quotations for Marathon Plus and Growth Plus Contracts or Certificates issued in the state of New York.

For the Subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each Subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many Company contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those Subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception". For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the Fund under the Separate Account. For nonstandardized performance, the "Since Inception" column shows average annual total return since the Fund's inception date.

                                     TABLE A

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                                                                                                                       Date
                                                                                                                  Contributions
                                                                                     STANDARDIZED                  First Received
                                                                                                                     Under the
                                                                                                                  Separate Account
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                             SUBACCOUNT                                1 Year    5 Year    10 Year    Inception*
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Aetna Ascent VP                                                        12.02%                           17.77%        08/31/95
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Aetna Balanced VP, Inc.                                                14.60%    12.42%                 11.05%        06/30/89
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Aetna Bond VP(1)                                                        0.51%     4.85%     7.68%
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Aetna Crossroads VP                                                     9.72%                           14.47%        08/31/95
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Aetna Growth VP                                                                                         10.54%        05/30/97
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Aetna Growth and Income VP(1)                                          21.95%    15.69%     14.99%
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Aetna Index Plus Large Cap VP                                          25.92%                           26.87%        10/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                         6.67%                           11.06%        08/31/95
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Aetna Money Market VP(1)(2)                                            (2.29%)    2.71%     4.45%
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Aetna Small Company VP                                                                                  12.09%        05/30/97
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Aetna Value Opportunity VP                                                                              12.23%        05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                      12.21%    10.86%                 11.06%        11/30/92
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   20.18%                           22.66%        12/30/94
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Fidelity VIP Growth Portfolio                                          15.59%                           21.36%        12/30/94
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      9.81%                           12.49%        06/30/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         3.74%                           10.41%        01/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                                12.78%                           15.21%        01/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                   16.24%                           19.87%        06/30/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                                    24.74%                           25.00%        06/30/95
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                 4.85%                           11.50%        10/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                         14.22%                           17.96%        01/31/95
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Janus Aspen Flexible Income Portfolio                                   3.95%                           10.71%        10/31/94
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Janus Aspen Growth Portfolio                                           14.86%                           18.30%        07/29/94
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Janus Aspen Worldwide Growth Portfolio                                 14.27%                           25.63%        04/28/95
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MFS Total Return Series                                                13.42%                           14.43%        05/31/96
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MFS World Governments Series                                           (8.85%)                          (2.82%)       05/31/96
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Oppenheimer Aggressive Growth Fund                                                                       2.03%        05/30/97
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Oppenheimer Global Securities Fund                                                                       0.59%        05/30/97
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Oppenheimer Growth & Income Fund                                                                        10.25%        05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                         (2.07%)       05/30/97
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Portfolio Partners MFS Emerging Equities Portfolio                                                      (8.19%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)    1.43%                            9.49%        09/30/93
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Portfolio Partners MFS Research Growth Portfolio                                                        (8.83%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                  (10.67%)    3.73%                  5.37%        08/31/92
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Portfolio Partners MFS Value Equity Portfolio                                                           (5.69%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)   18.43%    10.97%                 11.16%        11/30/92
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Portfolio Partners Scudder International Growth Portfolio                                               (5.87%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                               1.20%    11.67%                  9.75%        08/31/92
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Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                (5.14%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth          20.32%                           22.41%        02/28/95
Equity(3)
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.

(1) These Funds have been available through the Separate Account for more than ten years.

(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.061%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 7% deferred sales charge.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

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                                                                                                                             Fund
                                                                                        NON-STANDARDIZED                   Inception
                                                                                                                             Date
------------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                                1 Year    3 Years   5 Years   10 Years  Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                        18.20%                                     20.15%    07/05/95
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Aetna Balanced VP, Inc.                                                20.75%     19.81%   12.82%                 10.93%    04/03/89
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Aetna Bond VP(1)                                                        6.77%      8.32%    5.42%      7.68%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                    15.91%                                     16.84%    07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                        31.13%                                     31.13%    12/13/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                          28.05%     27.01%   16.04%     14.99%
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Aetna Index Plus Large Cap VP                                          32.00%                                     32.76%    09/16/96
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Aetna Legacy VP                                                        12.88%                                     13.35%    07/05/95
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Aetna Money Market VP(1)(2)                                             3.98%      4.13%    3.34%      4.45%
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Aetna Small Company VP                                                 32.59%                                     33.01%    12/27/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                             37.39%                                     38.04%    12/13/96
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Calvert Social Balanced Portfolio(1)                                   18.38%     18.91%   11.30%     10.83%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                                26.30%     23.75%   18.47%     15.08%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                                       21.73%     22.48%   16.34%     15.54%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                                  16.00%     15.78%   12.30%     11.22%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                                      9.98%      9.89%   12.51%      8.08%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                                18.94%     15.72%   11.39%                 11.15%    09/06/89
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Fidelity VIP II Contrafund Portfolio                                   22.39%                                     26.39%    01/03/95
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Fidelity VIP II Index 500 Portfolio                                    30.82%     28.92%   18.22%                 18.19%    08/27/92
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Janus Aspen Aggressive Growth Portfolio                                11.07%     14.10%                          17.54%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                         20.37%     19.26%                          14.66%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                  10.18%     13.14%                           8.48%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                           21.01%     21.95%                          16.01%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                 20.43%     24.37%                          21.19%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                19.58%                                     19.24%    01/03/95
------------------------------------------------------------------------------------------------------------------------------------
MFS World Governments Series                                           (2.53%)     4.07%                           3.43%    06/14/94
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                                     10.09%     19.46%   14.28%     14.45%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                     20.69%     12.20%   17.13%                 10.67%    11/12/90
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                                       30.61%                                     35.28%    07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                         7.17%     10.41%                           6.11%    05/03/93
------------------------------------------------------------------------------------------------------------------------------------

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Portfolio Partners MFS Emerging Equities Portfolio                                                                (1.27%)   11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)    7.68%     16.31%   10.62%                 17.31%    09/21/88
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Portfolio Partners MFS Research Growth Portfolio                                                                  (1.96%)   11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
Research Growth(3)                                                     (4.34%)     5.26%    4.32%      7.19%
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Portfolio Partners MFS Value Equity Portfolio                                                                      1.41%    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)   24.56%     20.28%   11.41%     13.03%
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Portfolio Partners Scudder International Growth Portfolio                                                          1.22%    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                               7.44%     10.02%   12.09%     10.21%
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------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                           2.01%    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth
Equity(3)                                                              26.43%     23.85%   18.07%                 18.02%    01/09/89
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**  Reflects performance from the Fund's inception date.

(1) These Funds have been in operation for more than ten years.

(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.061%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% deferred sales charge is not reflected.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                     TABLE B
                  Contracts or Certificates Issued in New York

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                                                                                                                       Date
                                                                                                                  Contributions
                                                                                                                      First
                                                                                 STANDARDIZED                        Received
                                                                                                                    Under the
                                                                                                                     Separate
                                                                                                                     Account
---------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                          1 Year       5 Year      10 Year     Inception*
---------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                  13.26%                                 18.19%       08/31/95
---------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                          15.84%       12.64%                    11.05%       06/30/89
---------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                 1.73%        5.16%        7.68%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                              10.95%                                 14.91%       08/31/95
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                         10.54%       05/30/97
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                    23.20%       15.89%       14.99%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                    27.18%                                 27.92%       10/31/96
---------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                  7.90%                                  11.50%       08/31/95
---------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                     (1.09%)       3.05%        4.45%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                  12.09%       05/30/97
---------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                              12.23%       05/30/97
---------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                13.44%       11.10%                    11.29%       11/30/92
---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                               22.64%                                 23.76%       09/30/94
---------------------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund II                                                                         8.34%        02/28/97
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                 0.62%                                  4.55%        09/30/94
---------------------------------------------------------------------------------------------------------------------------------
Federated Growth Strategies Fund II                              17.72%                                 21.26%       11/30/95
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               5.49%                                  11.93%       09/30/94
---------------------------------------------------------------------------------------------------------------------------------
Federated International Equity Fund II                           2.01%                                  5.46%        05/31/95
---------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II(2)                                (2.76%)                                 2.45%        11/30/94
---------------------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                                        17.35%                                 16.30%       09/30/94
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                             21.43%                                 23.10%       12/30/94
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    16.83%                                 21.81%       12/30/94
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                               11.05%                                 12.89%       06/30/95
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                  4.96%                                  10.75%       01/31/95
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                          14.01%                                 15.53%       01/31/95
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                             17.49%                                 20.24%       06/30/95
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                              26.00%                                 25.36%       06/30/95
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                          6.07%                                  12.00%       10/31/94
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                   15.46%                                 18.27%       01/31/95
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                            5.17%                                  11.22%       10/31/94
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                     16.10%                                 18.68%       07/29/94
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                           15.51%                                 25.96%       04/28/95
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                          14.66%                                 15.17%       05/31/96
---------------------------------------------------------------------------------------------------------------------------------
MFS World Governments Series                                    (7.66%)                                (2.05%)       05/31/96
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                                                                      2.03%        05/30/97
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Oppenheimer Global Securities Fund                                                                      0.59%        05/30/97
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                                                                        10.25%       05/30/97
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                        (2.07%)       05/30/97
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------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Date
                                                                                                                    Contributions
                                                                                                                        First
                                                                                        STANDARDIZED                   Received
                                                                                                                      Under the
                                                                                                                       Separate
                                                                                                                       Account
------------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                                 1 Year       5 Year    10 Year   Inception*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                        (8.19%)       11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging
  Equities(3)                                                           2.65%                              9.83%        09/30/93
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                          (8.83%)       11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                   (9.48%)       4.05%                 5.65%        08/31/92
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                             (5.69%)       11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)    19.68%       11.21%                11.39%       11/30/92
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                 (5.87%)       11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                               2.41%        11.90%                9.98%        08/31/92
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                  (5.14%)       11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth           21.57%                             22.72%       02/28/95
  Equity(3)
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.

(1) These Funds have been available through the Separate Account for more than ten years.

(2) The current yield for Aetna Money Market VP and Federated Prime Money Fund II for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.061% and 3.68%, respectively. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 7% deferred sales charge.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

-----------------------------------------------------------------------------------------------------------------------
                                                                       NON-STANDARDIZED                       Fund
                                                                                                            Inception
                                                                                                              Date
-----------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT               1 Year    3 Years    5 Years   10 Years  Inception**
-----------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                       18.20%                                      20.15%     07/05/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                               20.75%     19.81%    12.82%                 10.93%     04/03/89
-----------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                       6.77%      8.32%     5.42%      7.68%
-----------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                   15.91%                                      16.84%     07/05/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                         28.05%     27.01%    16.04%     14.99%
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                       31.13%                                      31.13%     12/13/96
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                         32.00%                                      32.76%     09/16/96
-----------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                       12.88%                                      13.35%     07/05/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                            3.98%      4.13%     3.34%      4.45%
-----------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                32.59%                                      33.01%     12/27/96
-----------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                            37.39%                                      38.04%     12/13/96
-----------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                  18.38%     18.91%    11.30%     10.83%
-----------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                    30.47%     27.27%                           19.85%     02/10/94
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund II                                                                   23.04%     01/02/97
-----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       7.04%      5.65%                            4.89%     03/28/94
-----------------------------------------------------------------------------------------------------------------------
Federated Growth Strategies Fund II                   25.24%                                      22.42%     10/02/95
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    12.22%     14.50%                            9.77%     03/01/94
-----------------------------------------------------------------------------------------------------------------------
Federated International Equity Fund II                 8.53%                                       6.72%     05/07/95
-----------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II(2)                       3.45%      3.47%                            3.44%     11/17/94
-----------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                             24.85%     18.91%                           12.93%     02/10/94
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)               26.30%     23.75%    18.47%     15.08%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                      21.73%     22.48%    16.34%     15.54%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                 16.00%     15.78%    12.30%     11.22%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                     9.98%      9.89%    12.51%      8.08%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio               18.94%     15.72%    11.39%                 11.15%     09/06/89
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                  22.39%                                      26.39%     01/03/95
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                   30.82%     28.92%    18.22%                 18.19%     08/27/92
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio               11.07%     14.10%                           17.54%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                        20.37%     19.26%                           14.66%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                 10.18%     13.14%                            8.48%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                          21.01%     21.95%                           16.01%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                20.43%     24.37%                           21.19%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                               19.58%                                      19.24%     01/03/95
-----------------------------------------------------------------------------------------------------------------------
MFS World Governments Series                          (2.53%)     4.07%                            3.43%     06/14/94
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                    10.09%     19.46%    14.28%     14.45%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                    20.69%     12.20%    17.13%                 10.67%     11/12/90
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                      30.61%                                      35.28%     07/05/95
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                        7.17%     10.41%                            6.11%     05/03/93
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                (1.27%)    11/28/97
-----------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners
  MFS Emerging Equities(3)                             7.68%     16.31%    10.62%                 17.31%     09/21/88
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       NON-STANDARDIZED                      Fund
                                                                                                                          Inception
                                                                                                                             Date
-----------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                                1 Year   3 Years   5 Years  10 Years  Inception**
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                               (1.96%)     11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                   (4.34%)    5.26%    4.32%     7.19%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                   1.41%      11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)   24.56%    20.28%   11.41%    13.03%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                       1.22%      11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                               7.44%    10.02%   12.09%    10.21%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                        2.01%      11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth
  Equity(3)                                                            26.43%    23.85%   18.07%               18.02%      01/09/89
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**  Reflects performance from the Fund's inception date.

(1) These Funds have been in operation for more than ten years.

(2) The current yield for Aetna Money Market VP and Federated Prime Money Fund II for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.061% and 3.68%, respectively. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% deferred sales charge is not reflected.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:

Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use such categories in marketing materials for the Contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds, reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Certificate Holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT B

                                      Index


Statement of Assets and Liabilities..................................... S-2
Statements of Operations and Changes in Net Assets...................... S-6
Notes to Financial Statements........................................... S-7
Independent Auditors' Report............................................ S-25

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997

ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 30,411,094 shares (cost $955,207,313) ......................  $1,022,883,150
 Aetna Income Shares; 5,674,428 shares (cost $72,136,754) ........................      72,918,472
 Aetna Variable Encore Fund; 9,348,762 shares (cost $123,509,269) ................     124,939,137
 Aetna Investment Advisers Fund, Inc.; 10,156,919 shares (cost $141,710,363) .....     162,842,121
 Aetna GET Fund, Series B; 1,326,295 shares (cost $14,665,182) ...................      20,859,924
 Aetna GET Fund, Series C; 866,713 shares (cost $8,784,556) ......................      10,929,107
 Aetna Ascent Variable Portfolio; 1,448,001 shares (cost $19,409,307) ............      20,443,736
 Aetna Crossroads Variable Portfolio; 1,552,948 shares (cost $19,616,465) ........      20,320,625
 Aetna Legacy Variable Portfolio; 1,652,443 shares (cost $19,438,586) ............      19,994,608
 Aetna Variable Portfolio, Inc.:
  Capital Appreciation Portfolio; 328,354 shares (cost $4,457,675) ...............       3,912,594
  Growth Portfolio; 326,907 shares (cost $4,163,981) .............................       3,218,910
  Index Plus Portfolio; 2,014,660 shares (cost $26,897,404) ......................      28,239,788
  Small Company Portfolio; 478,249 shares (cost $6,406,805) ......................       6,107,129
 Alger American Funds:
  Balanced Portfolio; 525,665 shares (cost $4,964,549) ...........................       5,656,151
  Income and Growth Portfolio; 1,287,394 shares (cost $11,439,405) ...............      14,148,460
  Leveraged AllCap Portfolio; 616,315 shares (cost $12,739,767) ..................      14,280,009
 American Century Investments:
  Balanced Fund; 563,499 shares (cost $4,180,851) ................................       4,643,230
  International Fund; 855,695 shares (cost $5,491,134) ...........................       5,852,955
 Calvert Social Balanced Portfolio; 490,079 shares (cost $912,050) ...............         971,337
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 5,712,922 shares (cost $118,902,067) ..................     138,709,740
  Growth Portfolio; 2,167,158 shares (cost $65,817,036) ..........................      80,401,549
  High Income Portfolio; 2,598,408 shares (cost $32,563,692) .....................      35,286,379
  Overseas Portfolio; 677,325 shares (cost $12,543,713) ..........................      13,004,643
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 652,031 shares (cost $10,605,372) .....................      11,743,075
  Contrafund Portfolio; 5,407,595 shares (cost $89,625,610) ......................     107,827,442
  Index 500 Portfolio; 673,020 shares (cost $66,103,932) .........................      76,986,772
  Investment Grade Bond Portfolio; 523,741 shares (cost $6,191,022) ..............       6,578,182
 Insurance Management Series:
  American Leaders Fund II; 5,952,606 shares (cost $86,738,072) ..................     116,849,662
  Equity Income Fund II; 1,619,705 shares (cost $19,027,165) .....................      19,938,571
  Growth Strategies Fund II; 1,406,137 shares (cost $19,150,654) .................      22,709,106
  High Income Bond Fund II; 4,859,621 shares (cost $49,449,772) ..................      53,212,853
  International Equity Fund II; 1,136,596 shares (cost $13,007,527) ..............      13,946,028
  Prime Money Fund II; 7,530,487 shares (cost $7,530,487) ........................       7,530,487
  U.S. Government Securities Fund II; 1,252,067 shares (cost 12,683,585) .........      13,196,784
  Utility Fund II; 1,840,648 shares (cost $20,501,843) ...........................      26,302,858
 Janus Aspen Series:
  Aggressive Growth Portfolio; 1,867,831 shares (cost $33,789,408) ...............      38,383,925
  Balanced Portfolio; 1,782,815 shares (cost $27,682,920) ........................      31,145,778
  Flexible Income Portfolio; 894,277 shares (cost $10,167,023) ...................      10,534,588
  Growth Portfolio; 2,203,400 shares (cost $34,954,619) ..........................      40,718,827
  Worldwide Growth Portfolio; 6,953,978 shares (cost $144,443,276) ...............     162,653,541
 Lexington Emerging Markets Fund; 318,004 shares (cost $3,542,964) ...............       2,833,416
 Lexington Natural Resources Trust Fund; 464,813 shares (cost $6,752,492) ........       6,930,364

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997 (continued):


MFS Funds:
 Total Return Series; 1,140,943 shares (cost $16,998,729) ............................  $   18,973,878
 Worldwide Government Series; 129,706 shares (cost $1,330,232) .......................       1,324,295
Oppenheimer Funds:
 Capital Appreciation Fund; 90,044 shares (cost $3,554,414) ..........................       3,688,200
 Global Securities Fund; 125,453 shares (cost $2,681,784) ............................       2,680,937
 Growth & Income Fund; 616,565 shares (cost $12,222,979) .............................      12,688,907
 Strategic Bond Fund; 604,043 shares (cost $3,113,874) ...............................       3,092,701
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio; 2,221,275 shares (cost $96,046,526) ............      95,292,694
 PPI MFS Research Growth Portfolio; 6,783,433 shares (cost $67,030,057) ..............      65,867,130
 PPI MFS Value Equity Portfolio; 515,803 shares (cost $15,207,018) ...................      15,427,681
 PPI Scudder International Growth Portfolio; 897,175 shares (cost $12,454,736) .......      12,650,163
 PPI T. Rowe Price Growth Equity Portfolio; 2,067,651 shares (cost $88,372,335) ......      90,170,258
                                                                                        --------------
NET ASSETS (cost $2,666,918,351) .....................................................  $2,922,442,857
                                                                                        ==============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)


Aetna Variable Fund:
   Annuity contracts in accumulation ...........  $892,006,381
   Annuity contracts in payment period .........   130,876,769
Aetna Income Shares:
   Annuity contracts in accumulation ...........    69,236,488
   Annuity contracts in payment period .........     3,681,984
Aetna Variable Encore Fund:
   Annuity contracts in accumulation ...........   124,939,137
Aetna Investment Advisers Fund, Inc.:
   Annuity contracts in accumulation ...........   150,761,384
   Annuity contracts in payment period .........    12,080,737
Aetna GET Fund, Series B:
   Annuity contracts in accumulation ...........    20,859,924
Aetna GET Fund, Series C:
   Annuity contracts in accumulation ...........    10,929,107
Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation ...........    20,443,736
Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation ...........    20,250,904
   Annuity contracts in payment period .........        69,721
Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation ...........    18,710,015
   Annuity contracts in payment period .........     1,284,593
Aetna Variable Portfolio, Inc.:
 Capital Appreciation Portfolio:
   Annuity contracts in accumulation ...........     3,912,594
 Growth Portfolio:
   Annuity contracts in accumulation ...........     3,210,344
   Annuity contracts in payment period .........         8,566
 Index Plus Portfolio:
   Annuity contracts in accumulation ...........    28,074,705
   Annuity contracts in payment period .........       165,083

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997 (continued):


 Small Company Portfolio:
   Annuity contracts in accumulation .................... $ 6,059,783
   Annuity contracts in payment period ..................      47,346
Alger American Funds:
 Balanced Portfolio:
   Annuity contracts in accumulation ....................   5,656,151
 Income and Growth Portfolio:
   Annuity contracts in accumulation ....................  14,148,460
 Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ....................  14,280,009
American Century Investments:
 Balanced Fund:
   Annuity contracts in accumulation ....................   4,643,230
 International Fund:
   Annuity contracts in accumulation ....................   5,852,955
Calvert Social Balanced Portfolio:
   Annuity contracts in accumulation ....................     971,337
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
   Annuity contracts in accumulation .................... 138,709,740
 Growth Portfolio:
   Annuity contracts in accumulation ....................  80,401,549
 High Income Portfolio:
   Annuity contracts in accumulation ....................  35,217,837
   Annuity contracts in payment period ..................      68,542
 Overseas Portfolio:
   Annuity contracts in accumulation ....................  13,004,643
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
   Annuity contracts in accumulation ....................  11,743,075
 Contrafund Portfolio:
   Annuity contracts in accumulation .................... 107,827,442
 Index 500 Portfolio:
   Annuity contracts in accumulation ....................  76,986,772
 Investment Grade Bond Portfolio:
   Annuity contracts in accumulation ....................   6,578,182
Insurance Management Series:
 American Leaders Fund II:
   Annuity contracts in accumulation .................... 116,800,911
   Annuity contracts in payment period ..................      48,751
 Equity Income Fund II:
   Annuity contracts in accumulation ....................  19,938,571
 Growth Strategies Fund II:
   Annuity contracts in accumulation ....................  22,709,106
 High Income Bond Fund II:
   Annuity contracts in accumulation ....................  53,212,853
 International Equity Fund II:
   Annuity contracts in accumulation ....................  13,946,028
 Prime Money Fund II:
   Annuity contracts in accumulation ....................   7,530,487

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997 (continued):


 U.S. Government Securities Fund II:
   Annuity contracts in accumulation ...........  $   13,196,784
 Utility Fund II:
   Annuity contracts in accumulation ...........      26,302,858
Janus Aspen Series:
 Aggressive Growth Portfolio:
   Annuity contracts in accumulation ...........      38,383,925
 Balanced Portfolio:
   Annuity contracts in accumulation ...........      31,145,778
 Flexible Income Portfolio:
   Annuity contracts in accumulation ...........      10,534,588
 Growth Portfolio:
   Annuity contracts in accumulation ...........      40,072,928
   Annuity contracts in payment period .........         645,899
 Worldwide Growth Portfolio:
   Annuity contracts in accumulation ...........     160,658,096
   Annuity contracts in payment period .........       1,995,445
Lexington Emerging Markets Fund:
   Annuity contracts in accumulation ...........       2,833,416
Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation ...........       6,930,364
MFS Funds:
 Total Return Series:
   Annuity contracts in accumulation ...........      18,973,878
 Worldwide Government Series:
   Annuity contracts in accumulation ...........       1,324,295
Oppenheimer Funds:
 Capital Appreciation Fund:
   Annuity contracts in accumulation ...........       3,688,200
 Global Securities Fund:
   Annuity contracts in accumulation ...........       2,680,937
 Growth & Income Fund:
   Annuity contracts in accumulation ...........      12,688,907
 Strategic Bond Fund:
   Annuity contracts in accumulation ...........       3,092,701
Portfolio Partners, Inc:
 PPI MFS Emerging Equities Portfolio:
   Annuity contracts in accumulation ...........      94,796,247
   Annuity contracts in payment period .........         496,447
 PPI MFS Research Growth Portfolio:
   Annuity contracts in accumulation ...........      65,867,130
 PPI MFS Value Equity Portfolio:
   Annuity contracts in accumulation ...........      15,049,606
   Annuity contracts in payment period .........         378,075
 PPI Scudder International Growth Portfolio:
   Annuity contracts in accumulation ...........      12,650,163
 PPI T. Rowe Price Growth Equity Portfolio:
   Annuity contracts in accumulation ...........      90,170,258
                                                  --------------
                                                  $2,922,442,857
                                                  ==============



See Notes to Financial Statements

Variable Annuity Account B
Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1997                1996
                                                                                  -----               ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends .............................................................    $  278,833,116      $  120,367,178
Expenses: (Notes 2 and 5)
 Valuation period deductions ...........................................       (29,243,851)        (17,483,870)
                                                                            --------------      --------------
Net investment income ..................................................       249,589,265         102,883,308
                                                                            --------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ...................................................     1,004,789,371         365,025,974
 Cost of investments sold ..............................................       933,728,508         347,598,566
                                                                            --------------      --------------
  Net realized gain ....................................................        71,060,863          17,427,408
                                                                            --------------      --------------
Net unrealized gain on investments: (Note 5)
 Beginning of Year .....................................................       122,191,053          28,746,944
 End of Year ...........................................................       255,524,506         122,191,053
                                                                            --------------      --------------
  Net change in unrealized gain ........................................       133,333,453          93,444,109
                                                                            --------------      --------------
Net realized and unrealized gain on investments ........................       204,394,316         110,871,517
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................       453,983,581         213,754,825
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       571,517,770         538,586,667
Sales and administrative charges deducted by the Company ...............           (16,265)            (17,370)
                                                                            --------------      --------------
  Net variable annuity contract purchase payments ......................       571,501,505         538,569,297
Transfers from the Company for mortality guarantee adjustments .........           371,835             690,779
Transfers from the Company's fixed account options .....................       144,526,667          50,549,121
Redemptions by contract holders ........................................       (82,942,177)        (73,738,526)
Annuity Payments .......................................................       (16,137,431)        (12,108,943)
Other ..................................................................         2,327,153             159,467
                                                                            --------------      --------------
  Net increase in net assets from unit transactions (Note 5) ...........       619,647,552         504,121,195
                                                                            --------------      --------------
Change in net assets ...................................................     1,073,631,133         717,876,020
NET ASSETS:
Beginning of Year ......................................................     1,848,811,724       1,130,935,704
                                                                            --------------      --------------
End of Year ............................................................    $2,922,442,857      $1,848,811,724
                                                                            ==============      ==============



See Notes to Financial Statements

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997

1. Summary of Significant Accounting Policies


   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1997:

   Aetna Variable Fund                                        Insurance Management Series:
   Aetna Income Shares                                        [bullet] American Leaders Fund II [bullet]
   Aetna Variable Encore Fund                                 [bullet] Equity Income Fund II
   Aetna Investment Advisers Fund, Inc.                       [bullet] Growth Strategies Fund II
   Aetna GET Fund, Series B                                   [bullet] High Income Bond Fund II
   Aetna GET Fund, Series C                                   [bullet] International Equity Fund II
   Aetna Ascent Variable Portfolio                            [bullet] Prime Money Fund II
   Aetna Crossroads Variable Portfolio                        [bullet] U.S. Government Securities Fund II
   Aetna Legacy Variable Portfolio                            [bullet] Utility Fund II
   Aetna Variable Portfolio, Inc.:                            Janus Aspen Series:
   [bullet] Capital Appreciation Portfolio                    [bullet] Aggressive Growth Portfolio
   [bullet] Growth Portfolio                                  [bullet] Balanced Portfolio
   [bullet] Index Plus Portfolio                              [bullet] Flexible Income Portfolio
   [bullet] Small Company Portfolio                           [bullet] Growth Portfolio
   Alger American Funds:                                      [bullet] Worldwide Growth Portfolio
   [bullet] Balanced Portfolio                                Lexington Emerging Markets Fund
   [bullet] Income and Growth Portfolio                       Lexington Natural Resources Trust Fund
   [bullet] Leveraged AllCap Portfolio                        MFS Funds:
   American Century Investments:                              [bullet] Total Return Series
   [bullet] Balanced Fund                                     [bullet] Worldwide Government Series
   [bullet] International Fund                                Oppenheimer Funds:
   Calvert Social Balanced Portfolio                          [bullet] Capital Appreciation Fund
   Fidelity Investments Variable Insurance Products Fund:     [bullet] Global Securities Fund
   [bullet] Equity-Income Portfolio                           [bullet] Growth & Income Fund
   [bullet] Growth Portfolio                                  [bullet] Strategic Bond Fund
   [bullet] High Income Portfolio                             Portfolio Partners, Inc.:
   [bullet] Overseas Portfolio                                [bullet] PPI MFS Emerging Equities Portfolio
   Fidelity Investments Variable Insurance Products Fund II:  [bullet] PPI MFS Research Growth Portfolio
   [bullet] Asset Manager Portfolio                           [bullet] PPI MFS Value Equity Portfolio
   [bullet] Contrafund Portfolio                              [bullet] PPI Scudder International Growth Portfolio
   [bullet] Index 500 Portfolio                               [bullet] PPI T. Rowe Price Growth Equity Portfolio
   [bullet] Investment Grade Bond Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


   d. Annuity Reserves
   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $1,874,026,188 and $1,004,789,371; $972,030,476 and $365,025,974,
   respectively.

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets


----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                               Valuation       Proceeds        Cost of          Net
                                                                Period           from        Investments     Realized
                                              Dividends       Deductions         Sales          Sold        Gain (Loss)
----------------------------------------------------------------------------------------------------------------------

   Aetna Variable Fund:                     $206,171,606     ($9,508,053)    $64,103,032    $51,274,099   $12,828,933
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                        4,333,850         (737,718)     12,717,950     11,951,670       766,280
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                 4,149,350       (1,373,114)    187,177,845    187,281,193      (103,348)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:      20,983,218       (1,660,805)     12,262,658      9,696,803     2,565,855
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                   3,422,687         (286,592)      1,109,194        713,521       395,673
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                     169,021         (119,214)        963,591        833,090       130,501
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:            1,293,085         (171,542)      2,422,808      2,093,544       329,264
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:        1,366,067         (170,121)      1,119,794        921,119       198,675
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:            1,122,530         (176,596)      1,280,095      1,125,823       154,272
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Variable Portfolio, Inc.:
   Capital Appreciation Portfolio:               621,617          (11,486)        125,792        110,176        15,616
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             848,691           (9,678)        592,546        560,620        31,926
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Index Plus Portfolio:                       1,110,445         (154,416)      2,229,246      1,790,247       438,999
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Small Company Portfolio:                      366,132          (19,387)        261,692        230,152        31,540
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
  Alger American Funds:
   Balanced Portfolio:                           142,299          (73,798)      1,098,365      1,473,706      (375,341)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                  Net
            Net Unrealized
              Gain (Loss)                     Net         Increase (Decrease)                Net Assets
--------------------------------------     Change in         In Net Assets      -------------------------------
      Beginning               End          Unrealized          from Unit           Beginning            End
       of Year              of Year       Gain (Loss)        Transactions           of Year           of Year
---------------------------------------------------------------------------------------------------------------
        $59,979,314      $67,675,837      $7,696,523         $71,233,894
                                                                                 $644,728,031      $892,006,381
                                                                                   89,732,216       130,876,769
---------------------------------------------------------------------------------------------------------------
            379,633          781,718         402,085           (1,964,060)
                                                                                   66,534,546        69,236,488
                                                                                    3,583,489         3,681,984
---------------------------------------------------------------------------------------------------------------
           (540,607)       1,429,868       1,970,475           13,513,776
                                                                                  106,781,998       124,939,137
---------------------------------------------------------------------------------------------------------------
         15,114,435       21,131,758       6,017,323            7,591,834
                                                                                  119,402,212       150,761,384
                                                                                    7,942,484        12,080,737
---------------------------------------------------------------------------------------------------------------
          4,487,610        6,194,743       1,707,133             (712,316)
                                                                                   16,333,339        20,859,924
---------------------------------------------------------------------------------------------------------------
            144,834        2,144,550       1,999,716             (532,193)
                                                                                    9,281,276        10,929,107
---------------------------------------------------------------------------------------------------------------
            276,453        1,034,430         757,977           12,596,284
                                                                                    5,638,668        20,443,736
---------------------------------------------------------------------------------------------------------------
            151,493          704,161         552,668           13,077,636
                                                                                    5,295,700        20,250,904
                                                                                            0            69,721
---------------------------------------------------------------------------------------------------------------
             46,576          556,022         509,446           12,197,969
                                                                                    6,186,987        18,710,015
                                                                                            0         1,284,593
---------------------------------------------------------------------------------------------------------------
                  0         (545,082)       (545,082)           3,831,929
                                                                                            0         3,912,594
---------------------------------------------------------------------------------------------------------------
                  0         (945,071)       (945,071)           3,293,042
                                                                                            0         3,210,344
                                                                                            0             8,566
---------------------------------------------------------------------------------------------------------------
             (4,046)       1,342,384       1,346,430           23,512,958
                                                                                    1,985,372        28,074,705
                                                                                            0           165,083
---------------------------------------------------------------------------------------------------------------
                  0         (299,676)       (299,676)           6,028,520
                                                                                            0         6,059,783
                                                                                            0            47,346
---------------------------------------------------------------------------------------------------------------
           (461,380)         691,602       1,152,982            1,032,718
                                                                                    3,777,291         5,656,151
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


--------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                Valuation
                                                                                  Period
                                                                 Dividends      Deductions
-------------------------------------------------------------------------------------------

   Alger American Funds (continued):
   Growth Portfolio: (1)                                          $506,477       ($685,927)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                                    401,543        (156,768)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                           0        (196,601)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                    350,028        (308,858)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                           2,260,717        (722,118)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                  199,265         (58,943)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                  725,963        (365,809)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   International Fund:                                             176,899         (85,324)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                               67,562          (7,128)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                      7,870,976      (1,400,361)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                             2,159,319        (938,752)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   High Income Portfolio:                                        1,270,071        (337,944)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             863,493        (164,196)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        761,827        (120,783)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                         1,931,363      (1,125,088)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          1,159,193        (771,581)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                277,920         (79,205)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                  Proceeds        Cost of          Net
                                                                    from        Investments     Realized
                                                                    Sales          Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------

   Alger American Funds (continued):
   Growth Portfolio: (1)                                         $78,591,434    $64,519,617    $14,071,817
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                                    2,602,037      3,401,714       (799,677)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                     7,570,244      6,461,486      1,108,758
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                   49,795,194     45,404,313      4,390,881
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                           118,175,863    114,437,088      3,738,775
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                    704,536        619,119         85,417
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                 47,909,593     51,060,683     (3,151,090)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   International Fund:                                             4,226,767      3,417,937        808,830
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                                212,241        199,799         12,442
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       17,887,517     15,251,625      2,635,892
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                              10,659,015      9,711,716        947,299
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                          4,857,948      4,277,783        580,165
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             5,725,552      5,116,905        608,647
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        1,009,159        904,890        104,269
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          13,933,668     10,543,199      3,390,469
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                           17,678,295     13,392,232      4,286,063
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                1,100,211      1,085,995         14,216
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
          Gain (Loss)                    Net          Increase (Decrease)               Net Assets
          -----------                 Change in          In Net Assets                  ----------
   Beginning           End           Unrealized            from Unit           Beginning           End
    of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------------

   $2,349,936               $0       ($2,349,936)        ($55,087,434)
                                                                             $43,545,003                $0
----------------------------------------------------------------------------------------------------------
     (828,912)       2,709,055         3,537,967            4,693,808
                                                                               6,471,587        14,148,460
----------------------------------------------------------------------------------------------------------
      220,810        1,540,243         1,319,433              628,691
                                                                              11,419,728        14,280,009
----------------------------------------------------------------------------------------------------------
      682,424                0          (682,424)         (23,592,354)
                                                                              19,842,727                 0
----------------------------------------------------------------------------------------------------------
     (495,260)               0           495,260          (64,524,063)
                                                                              58,751,429                 0
----------------------------------------------------------------------------------------------------------
      145,325          462,379           317,054            1,109,081
                                                                               2,991,356         4,643,230
----------------------------------------------------------------------------------------------------------
   (1,588,390)               0         1,588,390          (43,166,616)
                                                                              44,369,162                 0
----------------------------------------------------------------------------------------------------------
      375,835          361,821           (14,014)             259,970
                                                                               4,706,594         5,852,955
----------------------------------------------------------------------------------------------------------
         (881)          59,286            60,167              241,657
                                                                                 596,637           971,337
----------------------------------------------------------------------------------------------------------
    5,773,475       19,807,673        14,034,198           43,088,538
                                                                              72,480,497       138,709,740
----------------------------------------------------------------------------------------------------------
    3,258,300       14,584,513        11,326,213            8,978,986
                                                                              57,928,484        80,401,549
----------------------------------------------------------------------------------------------------------
      814,429        2,722,687         1,908,258           17,156,365
                                                                              14,709,464        35,217,837
                                                                                       0            68,542
----------------------------------------------------------------------------------------------------------
      743,689          460,930          (282,759)           2,276,187
                                                                               9,703,271        13,004,643
----------------------------------------------------------------------------------------------------------
      484,182        1,137,702           653,520            4,412,778
                                                                               5,931,464        11,743,075
----------------------------------------------------------------------------------------------------------
    6,210,754       18,201,832        11,991,078           35,101,002
                                                                              56,538,618       107,827,442
----------------------------------------------------------------------------------------------------------
    2,241,040       10,882,841         8,641,801           36,290,926
                                                                              27,380,370        76,986,772
----------------------------------------------------------------------------------------------------------
      175,829          387,160           211,331            1,392,243
                                                                               4,761,677         6,578,182
----------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                   Valuation         Proceeds        Cost of           Net
                                                                    Period             from        Investments      Realized
                                                 Dividends        Deductions          Sales            Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------

   Insurance Management Series:
   American Leaders Fund II:                    $2,033,587        ($1,272,645)      $2,239,581      $1,354,167       $885,414
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                           52,763           (108,244)         188,614         167,057         21,557
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                       63,162           (214,573)         650,403         461,919        188,484
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                     2,232,254           (576,880)       5,856,816       5,388,542        468,274
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                     8,680           (138,835)         787,960         678,156        109,804
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                            365,689           (107,783)       7,931,948       7,931,971            (23)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:             366,225           (147,271)       3,825,499       3,747,648         77,851
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                                838,523           (291,277)       1,512,321       1,157,193        355,128
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                          0           (419,040)      19,586,639      19,136,007        450,632
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                             786,909           (294,871)       2,053,281       1,687,149        366,132
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                      528,359            (93,943)       1,111,581       1,079,357         32,224
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                               967,832           (429,682)       2,254,366       1,752,378        501,988
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                   62,602            (36,643)      13,023,397      12,927,175         96,222
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   2,077,847         (1,645,928)      21,615,276      15,329,845      6,285,431
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                  2,717            (53,043)       4,235,697       4,177,632         58,065
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:         209,099            (85,086)       3,246,699       2,653,024        593,675
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

        Net Unrealized                                      Net
          Gain (Loss)                  Net          Increase (Decrease)                Net Assets
          -----------               Change in          In Net Assets                   ----------
  Beginning           End           Unrealized           from Unit           Beginning           End
   of Year          of Year        Gain (Loss)         Transactions           of Year          of Year
--------------------------------------------------------------------------------------------------------

 $8,810,467      $30,111,589       $21,301,122          $32,775,129
                                                                           $61,127,055      $116,800,911
                                                                                     0            48,751
--------------------------------------------------------------------------------------------------------
          0          911,406           911,406           19,061,089
                                                                                     0        19,938,571
--------------------------------------------------------------------------------------------------------
    733,393        3,558,451         2,825,058           12,664,797
                                                                             7,182,178        22,709,106
--------------------------------------------------------------------------------------------------------
  1,022,582        3,763,082         2,740,500           21,197,568
                                                                            27,151,137        53,212,853
--------------------------------------------------------------------------------------------------------
    307,602          938,501           630,899            7,399,890
                                                                             5,935,590        13,946,028
--------------------------------------------------------------------------------------------------------
          0                0                 0             (471,714)
                                                                             7,744,318         7,530,487
--------------------------------------------------------------------------------------------------------
     73,398          513,199           439,801            4,803,969
                                                                             7,656,209        13,196,784
--------------------------------------------------------------------------------------------------------
  1,730,892        5,801,015         4,070,123            4,555,867
                                                                            16,774,494        26,302,858
--------------------------------------------------------------------------------------------------------
    534,823        4,594,517         4,059,694            2,750,579
                                                                            31,542,060        38,383,925
--------------------------------------------------------------------------------------------------------
    373,883        3,462,858         3,088,975           15,424,389
                                                                            11,774,244        31,145,778
--------------------------------------------------------------------------------------------------------
     73,395          367,565           294,170            4,626,561
                                                                             5,147,217        10,534,588
--------------------------------------------------------------------------------------------------------
  1,093,423        5,764,208         4,670,785           14,123,750
                                                                            20,884,154        40,072,928
                                                                                     0           645,899
--------------------------------------------------------------------------------------------------------
    (27,376)               0            27,376           (2,070,168)
                                                                             1,920,611                 0
--------------------------------------------------------------------------------------------------------
  5,151,123       18,210,266        13,059,143           76,404,357
                                                                            66,472,691       160,658,096
                                                                                     0         1,995,445
--------------------------------------------------------------------------------------------------------
    (66,591)        (709,548)         (642,957)             952,674
                                                                             2,515,960         2,833,416
--------------------------------------------------------------------------------------------------------
    538,139          177,872          (360,267)           1,821,159
                                                                             4,751,784         6,930,364
--------------------------------------------------------------------------------------------------------


Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                 Valuation      Proceeds       Cost of          Net
                                                                  Period          from       Investments     Realized
                                                   Dividends    Deductions        Sales          Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------

   MFS Funds:
   Emerging Growth Series: (2)                           $0      ($232,144)   $37,594,997    $34,076,137    $3,518,860
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Research Series: (3)                                   0       (273,185)    37,686,630     34,109,865     3,576,765
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Total Return Series:                                   0       (154,993)       689,861        564,440       125,421
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Value Series: (5)                                      0        (19,996)     4,332,717      3,942,044       390,673
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                      15,502        (12,983)       124,845        123,607         1,238
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust:
   Growth Portfolio: (5)                            741,183        (92,357)    17,383,777     16,347,694     1,036,083
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Capital Appreciation Fund:                             0        (13,374)     8,964,190      9,092,515      (128,325)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                                0        (12,451)       850,938        802,777        48,161
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                             37,178        (35,759)       188,084        164,087        23,997
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                              84,234        (10,842)       122,739        121,006         1,733
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                   0       (120,211)    43,880,815     44,111,392      (230,577)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                     0        (82,490)    37,923,531     37,983,794       (60,263)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                        0        (16,913)     4,632,658      4,633,034          (376)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:            0        (12,760)       259,410        255,379         4,031
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Portfolio:                    0       (115,952)    33,484,569     33,491,822        (7,253)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund:
   International Portfolio: (6)                     275,557       (123,791)    16,445,650     14,417,831     2,027,819
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)              Net Assets
          -----------                Change in          In Net Assets                 ----------
  Beginning           End            Unrealized           from Unit          Beginning          End
   of Year          of Year         Gain (Loss)         Transactions          of Year         of Year
-------------------------------------------------------------------------------------------------------

   ($85,796)               $0           $85,796         ($12,370,520)
                                                                             $8,998,008              $0
-------------------------------------------------------------------------------------------------------
    204,764                 0          (204,764)          (9,875,328)
                                                                              6,776,512               0
-------------------------------------------------------------------------------------------------------
     72,010         1,975,149         1,903,139           12,883,941
                                                                              4,216,370      18,973,878
-------------------------------------------------------------------------------------------------------
        935                 0              (935)            (578,583)
                                                                                208,841               0
-------------------------------------------------------------------------------------------------------
      9,304            (5,937)          (15,241)             927,866
                                                                                407,913       1,324,295
-------------------------------------------------------------------------------------------------------
     (6,666)                0             6,666           (9,934,149)
                                                                              8,242,574               0
-------------------------------------------------------------------------------------------------------
          0           133,786           133,786            3,696,113
                                                                                      0       3,688,200
-------------------------------------------------------------------------------------------------------
          0              (846)             (846)           2,646,073
                                                                                      0       2,680,937
-------------------------------------------------------------------------------------------------------
          0           465,927           465,927           12,197,564
                                                                                      0      12,688,907
-------------------------------------------------------------------------------------------------------
          0           (21,173)          (21,173)           3,038,749
                                                                                      0       3,092,701
-------------------------------------------------------------------------------------------------------
          0          (753,832)         (753,832)          96,397,314
                                                                                      0      94,796,247
                                                                                      0         496,447
-------------------------------------------------------------------------------------------------------
          0        (1,162,926)       (1,162,926)          67,172,809
                                                                                      0      65,867,130
-------------------------------------------------------------------------------------------------------
          0           220,662           220,662           15,224,308
                                                                                      0      15,049,606
                                                                                      0         378,075
-------------------------------------------------------------------------------------------------------
          0           195,427           195,427           12,463,465
                                                                                      0      12,650,163
-------------------------------------------------------------------------------------------------------
          0         1,797,922         1,797,922           88,495,541
                                                                                      0      90,170,258
-------------------------------------------------------------------------------------------------------
  1,510,449                 0        (1,510,449)         (12,719,263)
                                                                             12,050,127               0
 -------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                          Valuation          Proceeds         Cost of           Net
                                                            Period             from         Investments      Realized
                                         Dividends        Deductions          Sales             Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------

   Total Variable Annuity Account B    $278,833,116     ($29,243,851)   $1,004,789,371    $933,728,508    $71,060,863
=======================================================================================================================

(1) - Effective November 28, 1997, this funds assets were transferred to the PPI
      T. Rowe Price Growth Equity Portfolio.
(2) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Emerging Equities Portfolio.
(3) - Effective November 28, 1997, this funds assets were transferred to PPI MFS Research Growth Fund.
(4) - Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.
(5) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.
(6) - Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

-----------------------------------------------------------------------------------------------------------------------

             Net Unrealized                                           Net
               Gain (Loss)                       Net          Increase (Decrease)                  Net Assets
               -----------                    Change in          In Net Assets                     ----------
       Beginning               End            Unrealized           from Unit            Beginning              End
        of Year              of Year         Gain (Loss)         Transactions            of Year             of Year
-----------------------------------------------------------------------------------------------------------------------

$122,191,053               $255,524,506      $133,333,453      $619,647,552           $1,848,811,724     $2,922,442,857
=======================================================================================================================

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                         Valuation
                                                                          Period
                                                         Dividends      Deductions
------------------------------------------------------------------------------------

   Aetna Variable Fund:                                $77,000,986      ($7,148,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------
   Aetna Income Shares:                                  4,527,825         (813,024)
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                           5,358,925       (1,043,955)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                11,247,847       (1,372,478)
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                             1,055,590         (226,340)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                                46,499          (14,753)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                        235,037          (27,609)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                    257,055          (29,943)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                        363,749          (38,623)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                     10,290           (2,403)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                     775,351          (33,904)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Growth Portfolio:                                       758,872         (394,360)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Income and Growth Portfolio:                          2,009,995          (55,929)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                              61,186         (116,503)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   MidCap Portfolio:                                       190,158         (166,087)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                         184,900         (588,663)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Calvert Responsibly Invested Balanced Portfolio:         44,676           (3,984)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                         Proceeds       Cost of           Net
                                                           from       Investments      Realized
                                                           Sales          Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------

   Aetna Variable Fund:                                $96,146,932    $97,318,697     ($1,171,765)
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Income Shares:                                 19,585,006     18,826,116         758,890
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                          78,888,315     76,637,102       2,251,213
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                16,403,009     13,386,571       3,016,438
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                               915,330        681,610         233,720
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                               361,353        354,510           6,843
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                        317,740        277,917          39,823
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                    362,140        312,870          49,270
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                        406,948        384,407          22,541
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                    139,030        133,438           5,592
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                     244,368        332,405         (88,037)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Growth Portfolio:                                     6,990,444      6,528,212         462,232
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                            390,051        732,537        (342,486)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                           4,991,495      4,605,949         385,546
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   MidCap Portfolio:                                     3,198,308      3,039,709         158,599
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                      31,506,275     29,929,826       1,576,449
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Calvert Responsibly Invested Balanced Portfolio:        141,022        137,780           3,242
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
           Gain (Loss)                    Net          Increase (Decrease)                  Net Assets
           -----------                 Change in          In Net Assets                     ----------
    Beginning            End           Unrealized           from Unit             Beginning             End
     of Year           of Year        Gain (Loss)         Transactions             of Year            of Year
---------------------------------------------------------------------------------------------------------------

   ($8,051,873)     $59,979,314       $68,031,187           $4,966,306
                                                                                $530,231,821       $644,728,031
                                                                                 62,550,401          89,732,216
---------------------------------------------------------------------------------------------------------------
     3,224,044          379,633        (2,844,411)          (9,600,618)
                                                                                 74,693,652          66,534,546
                                                                                  3,395,721           3,583,489
---------------------------------------------------------------------------------------------------------------
     2,487,618         (540,607)       (3,028,225)          22,111,260
                                                                                 81,132,780         106,781,998
---------------------------------------------------------------------------------------------------------------
    12,419,220       15,114,435         2,695,215              602,270
                                                                                104,415,595         119,402,212
                                                                                  6,739,809           7,942,484
---------------------------------------------------------------------------------------------------------------
     2,566,580        4,487,610         1,921,030             (650,835)
                                                                                 14,000,174          16,333,339
---------------------------------------------------------------------------------------------------------------
             0          144,834           144,834            9,097,853
                                                                                          0           9,281,276
---------------------------------------------------------------------------------------------------------------
         5,570          276,453           270,883            4,773,151
                                                                                    347,383           5,638,668
---------------------------------------------------------------------------------------------------------------
         8,209          151,493           143,284            4,409,627
                                                                                    466,407           5,295,700
---------------------------------------------------------------------------------------------------------------
         1,609           46,576            44,967            5,470,774
                                                                                    323,579           6,186,987
---------------------------------------------------------------------------------------------------------------
             0           (4,046)           (4,046)           1,975,940
                                                                                         (1)          1,985,372
---------------------------------------------------------------------------------------------------------------
         1,644         (461,380)         (463,024)           2,897,855
                                                                                    689,050           3,777,291
---------------------------------------------------------------------------------------------------------------
       (63,817)       2,349,936         2,413,753           29,514,421
                                                                                 10,790,085          43,545,003
---------------------------------------------------------------------------------------------------------------
        (6,769)        (828,912)         (822,143)           4,660,630
                                                                                  1,021,520           6,471,587
---------------------------------------------------------------------------------------------------------------
        32,561          220,810           188,249            8,946,454
                                                                                  1,954,796          11,419,728
---------------------------------------------------------------------------------------------------------------
         7,193          682,424           675,231           15,727,261
                                                                                  3,257,565          19,842,727
---------------------------------------------------------------------------------------------------------------
        46,283         (495,260)         (541,543)          32,655,969
                                                                                 25,464,317          58,751,429
---------------------------------------------------------------------------------------------------------------
       (13,512)            (881)           12,631              193,226
                                                                                    346,846             596,637
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                               Valuation
                                                                                Period
                                                                Dividends     Deductions
-----------------------------------------------------------------------------------------

   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       $940,850     ($608,164)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Growth Portfolio:                                             1,412,110      (540,670)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   High Income Portfolio:                                          178,909      (112,363)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Overseas Portfolio:                                              75,181       (91,010)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        119,231       (54,259)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Contrafund Portfolio:                                           146,164      (428,708)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Index 500 Portfolio:                                            143,406      (203,362)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                 45,797       (42,799)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                       857,970      (631,122)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                          405       (44,481)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     1,647,290      (260,987)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   International Equity Fund II:                                    10,567       (51,003)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Prime Money Fund II:                                            289,134       (87,958)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                             367,608       (86,361)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Utility Fund II:                                                547,259      (186,219)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                    243,931      (266,292)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Balanced Portfolio:                                             181,099       (68,277)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                 Proceeds      Cost of         Net
                                                                   from      Investments     Realized
                                                                  Sales          Sold      Gain (Loss)
------------------------------------------------------------------------------------------------------

   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     $4,030,269    $3,343,817      $686,452
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                             2,600,136     2,280,711       319,425
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                        1,318,057     1,318,142           (85)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             880,668       813,434        67,234
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        540,553       465,407        75,146
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                         5,044,449     4,308,117       736,332
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          6,086,685     5,356,843       729,842
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                882,619       925,636       (43,017)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                     6,368,961     4,596,688     1,772,273
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                      119,084       103,727        15,357
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     5,863,283     5,644,702       218,581
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                   250,169       236,027        14,142
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                         12,400,851    12,398,826         2,025
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                           5,011,311     5,085,345       (74,034)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Utility Fund II:                                              1,034,753       867,262       167,491
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                  6,134,481     4,875,603     1,258,878
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                           2,812,822     2,536,688       276,134
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
         Net Unrealized                                  Net
         Gain (Loss)                 Net         Increase (Decrease)               Net Assets
         -----------              Change in         In Net Assets                  ----------
  Beginning          End          Unrealized          from Unit           Beginning           End
   of Year         of Year       Gain (Loss)        Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------

   $966,600      $5,773,475      $4,806,875          $51,230,275
                                                                        $15,424,209      $72,480,497
----------------------------------------------------------------------------------------------------
    (34,190)      3,258,300       3,292,490           38,219,867
                                                                         15,225,262       57,928,484
----------------------------------------------------------------------------------------------------
     15,029         814,429         799,400           12,636,277
                                                                          1,207,326       14,709,464
----------------------------------------------------------------------------------------------------
     51,434         743,689         692,255            6,948,020
                                                                          2,011,591        9,703,271
----------------------------------------------------------------------------------------------------
     98,360         484,182         385,822            4,043,035
                                                                          1,362,489        5,931,464
----------------------------------------------------------------------------------------------------
    122,841       6,210,754       6,087,913           38,043,675
                                                                         11,953,242       56,538,618
----------------------------------------------------------------------------------------------------
     70,864       2,241,040       2,170,176           22,367,490
                                                                          2,172,818       27,380,370
----------------------------------------------------------------------------------------------------
     11,466         175,829         164,363            3,931,632
                                                                            705,701        4,761,677
----------------------------------------------------------------------------------------------------
  2,916,888       8,810,467       5,893,579           26,548,788
                                                                         26,685,567       61,127,055
----------------------------------------------------------------------------------------------------
      3,614         733,393         729,779            6,301,239
                                                                            179,879        7,182,178
----------------------------------------------------------------------------------------------------
    229,008       1,022,582         793,574           12,876,189
                                                                         11,876,490       27,151,137
----------------------------------------------------------------------------------------------------
     43,172         307,602         264,430            4,073,916
                                                                          1,623,538        5,935,590
----------------------------------------------------------------------------------------------------
     (1,182)              0           1,182            1,765,443
                                                                          5,774,492        7,744,318
----------------------------------------------------------------------------------------------------
     75,600          73,398          (2,202)           2,942,870
                                                                          4,508,328        7,656,209
----------------------------------------------------------------------------------------------------
    799,746       1,730,892         931,146            6,514,735
                                                                          8,800,082       16,774,494
----------------------------------------------------------------------------------------------------
  1,164,909         534,823        (630,086)          19,085,222
                                                                         11,850,407       31,542,060
----------------------------------------------------------------------------------------------------
     26,040         373,883         347,843           10,311,561
                                                                            725,884       11,774,244
----------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

----------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                      Valuation
                                                                        Period
                                                     Dividends        Deductions

   Flexible Income Portfolio:                      $    304,512          ($43,754)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Growth Portfolio:                                    324,844          (141,840)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                            79,326           (23,159)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                          642,050          (384,732)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                           0           (27,131)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               15,653           (38,378)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   MFS Funds:
   Emerging Growth Series:                               73,635           (33,243)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Research Series:                                      94,710           (22,219)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Total Return Series:                                  87,973           (13,218)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Value Series:                                          4,089              (372)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   World Government Series:                                   0            (1,705)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust:
   Growth Portfolio:                                    770,877           (98,063)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund:
   International Portfolio:                             276,128          (136,107)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   TCI Portfolios, Inc.:
   Balanced Fund:                                        67,198           (24,832)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Growth Fund:                                       6,228,055          (611,968)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   International Fund:                                   62,276           (41,867)
  Annuity contracts in accumulation
   Total Variable Annuity Account B                $120,367,178      ($17,483,870)
==================================================================================


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                      Proceeds        Cost of           Net
                                                        from        Investments       Realized
                                                       Sales            Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------

   Flexible Income Portfolio:                        $1,127,628      $1,090,808         $36,820
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Growth Portfolio:                                  1,249,735       1,041,911         207,824
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                         2,910,009       2,872,811          37,198
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                        4,899,145       3,899,490         999,655
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                   1,463,410       1,431,864          31,546
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:            2,192,808       1,809,743         383,065
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   MFS Funds:
   Emerging Growth Series:                              190,630         186,959           3,671
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Research Series:                                     253,406         258,774          (5,368)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Total Return Series:                                 140,628         132,113           8,515
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Value Series:                                            496             486              10
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   World Government Series:                              19,663          19,513             150
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust:
   Growth Portfolio:                                  3,864,131       3,857,033           7,098
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund:
   International Portfolio:                           4,557,311       4,016,790         540,521
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   TCI Portfolios, Inc.:
   Balanced Fund:                                       247,893         231,495          16,398
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Growth Fund:                                      19,145,021      17,607,144       1,537,877
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   International Fund:                                  397,143         365,001          32,142
  Annuity contracts in accumulation
   Total Variable Annuity Account B                $365,025,974    $347,598,566     $17,427,408
===============================================================================================

----------------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
           Gain (Loss)                    Net          Increase (Decrease)                  Net Assets
           -----------                 Change in          In Net Assets                     ----------
   Beginning            End            Unrealized           from Unit            Beginning              End
    of Year           of Year         Gain (Loss)         Transactions            of Year             of Year
----------------------------------------------------------------------------------------------------------------

     $29,809           $73,395           $43,586           $3,237,811
                                                                                  $1,568,242          $5,147,217
 ----------------------------------------------------------------------------------------------------------------
      84,852         1,093,423         1,008,571           16,916,813
                                                                                   2,567,942          20,884,154
 ----------------------------------------------------------------------------------------------------------------
       1,330           (27,376)          (28,706)           1,106,654
                                                                                     749,298           1,920,611
 ----------------------------------------------------------------------------------------------------------------
     253,639         5,151,123         4,897,484           54,723,321
                                                                                   5,594,913          66,472,691
 ----------------------------------------------------------------------------------------------------------------
      (4,024)          (66,591)          (62,567)           2,232,953
                                                                                     341,159           2,515,960
 ----------------------------------------------------------------------------------------------------------------
     188,717           538,139           349,422            2,162,813
                                                                                   1,879,209           4,751,784
 ----------------------------------------------------------------------------------------------------------------
           0           (85,796)          (85,796)           9,039,741
                                                                                           0           8,998,008
 ----------------------------------------------------------------------------------------------------------------
           0           204,764           204,764            6,504,625
                                                                                           0           6,776,512
 ----------------------------------------------------------------------------------------------------------------
           0            72,010            72,010            4,061,090
                                                                                           0           4,216,370
 ----------------------------------------------------------------------------------------------------------------
           0               935               935              204,179
                                                                                           0             208,841
 ----------------------------------------------------------------------------------------------------------------
           0             9,304             9,304              400,164
                                                                                           0             407,913
 ----------------------------------------------------------------------------------------------------------------
      77,158            (6,666)          (83,824)            (710,088)
                                                                                   8,356,574           8,242,574
 ----------------------------------------------------------------------------------------------------------------
     652,411         1,510,449           858,038              (54,117)
                                                                                  10,565,664          12,050,127
 ----------------------------------------------------------------------------------------------------------------
      16,540           145,325           128,785            2,313,929
                                                                                     489,878           2,991,356
 ----------------------------------------------------------------------------------------------------------------
   8,206,103        (1,588,390)       (9,794,493)          (7,301,710)
                                                                                  54,311,401          44,369,162
 ----------------------------------------------------------------------------------------------------------------
      15,650           375,835           360,185            3,691,239
                                                                                     602,619           4,706,594
 ----------------------------------------------------------------------------------------------------------------
 $28,746,944      $122,191,053       $93,444,109         $504,121,195         $1,130,935,704      $1,848,811,724
 ===========      ============       ===========         ============         ==============      ==============

                          Independent Auditors' Report

The  Board of Directors of Aetna Life Insurance and Annuity Company and
  Contract Owners of Variable Annuity Account B:




We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.




                                     /s/ KPMG Peat Marwick LLP


Hartford, Connecticut
February 27, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                   Index to Consolidated Financial Statements
                   ------------------------------------------

                                                                      Page

Independent Auditors' Report                                            F-2

Consolidated Financial Statements:

       Consolidated Statements of Income for the Years Ended
         December 31, 1997, 1996 and 1995                               F-3

       Consolidated Balance Sheets as of December 31, 1997
         and 1996                                                       F-4

       Consolidated Statements of Changes in Shareholder's Equity
         for the Years Ended December 31, 1997, 1996 and 1995           F-5

       Consolidated Statements of Cash Flows for the Years
         Ended December 31, 1997, 1996 and 1995                         F-6

       Notes to Consolidated Financial Statements                       F-7

                          Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                      /s/ KPMG Peat Marwick LLP



Hartford, Connecticut
February 3, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                Years Ended December 31,
                                            --------------------------------
                                              1997         1996       1995
                                            -------       -------    -------
Revenue:
  Premiums                                   $267.1        $133.6     $212.7
  Charges assessed against policyholders      475.0         396.5      318.9
  Net investment income                     1,080.5       1,045.6    1,004.3
  Net realized capital gains                   36.0          19.7       41.3
  Other income                                 39.7          45.4       42.0
                                            -------       -------    -------
        Total revenue                       1,898.3       1,640.8    1,619.2
                                            -------       -------    -------

Benefits and expenses:
  Current and future benefits               1,127.8         968.6      997.2
  Operating expenses                          347.4         342.2      310.8
  Amortization of deferred policy
     acquisition costs                        128.4          69.8       48.0
  Severance and facilities charges               --          61.3         --
                                            -------       -------    -------
       Total benefits and expenses          1,603.6       1,441.9    1,356.0
                                            -------       -------    -------

Income before income taxes                    294.7         198.9      263.2

   Income taxes                                89.4          57.8       87.3
                                            -------       -------    -------

Net income                                   $205.3        $141.1     $175.9
                                            =======       =======    =======

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)

                                                                               December 31,  December 31,
Assets                                                                           1997           1996
------                                                                           ----           ----
Investments:
  Debt securities available for sale, at fair value
    (amortized cost:  $12,912.2 and $12,539.1)                                 $13,463.8     $12,905.5
  Equity securities, available for sale:
    Nonredeemable preferred stock (cost:  $131.7 and $107.6)                       147.6         119.0
    Investment in affiliated mutual funds (cost:  $78.1 and $77.3)                  83.0          81.1
    Common stock (cost:  $0.2 and $0.0)                                               .6            .3
  Short-term investments                                                            95.6          34.8
  Mortgage loans                                                                    12.8          13.0
  Policy loans                                                                     469.6         399.3
                                                                               ---------      --------
       Total investments                                                        14,273.0      13,553.0

Cash and cash equivalents                                                          565.4         459.1
Accrued investment income                                                          163.0         159.0
Premiums due and other receivables                                                  63.7          26.6
Deferred policy acquisition costs                                                1,654.6       1,515.3
Reinsurance loan to affiliate                                                      397.2         628.3
Other assets                                                                        46.8          33.7
Separate accounts assets                                                        22,982.7      15,318.3
                                                                               ---------      --------

       Total assets                                                            $40,146.4     $31,693.3
                                                                               =========      ========

Liabilities and Shareholder's Equity

Liabilities:
  Future policy benefits                                                        $3,763.7      $3,617.0
  Unpaid claims and claim expenses                                                  38.0          28.9
  Policyholders' funds left with the Company                                    11,143.5      10,663.7
                                                                               ---------      --------
       Total insurance reserve liabilities                                      14,945.2      14,309.6
  Other liabilities                                                                312.8         354.7
  Income taxes:
    Current                                                                         12.4          20.7
    Deferred                                                                        72.0          80.5
  Separate accounts liabilities                                                 22,970.0      15,318.3
                                                                               ---------      --------
       Total liabilities                                                        38,312.4      30,083.8
                                                                               ---------      --------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and outstanding)                                 2.8           2.8
  Paid-in capital                                                                  418.0         418.0
  Accumulated other comprehensive income                                            92.9          60.5
  Retained earnings                                                              1,320.3       1,128.2
                                                                               ---------      --------
       Total shareholder's equity                                                1,834.0       1,609.5
                                                                               ---------      --------

         Total liabilities and shareholder's equity                            $40,146.4     $31,693.3
                                                                               =========      ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                              Years  Ended December 31,
                                                           ---------------------------------
                                                             1997        1996          1995
                                                           --------     --------    --------
Shareholder's equity, beginning of year                    $1,609.5     $1,583.0    $1,088.5

Comprehensive income
   Net income                                                 205.3        141.1       175.9
   Other comprehensive income, net of tax
      Unrealized gains (losses) on securities ($50.1
      million,  $(110.8) million and $494.6 million,           32.4        (72.0)      321.5
      pretax, respectively)
                                                           --------     --------    --------
Total comprehensive income                                    237.7         69.1       497.4
                                                           --------     --------    --------

Capital contributions                                            --         10.4         0.0

Other changes                                                   4.1        (49.5)        0.0

Common stock dividends                                        (17.3)        (3.5)       (2.9)
                                                           --------     --------    --------

Shareholder's equity, end of year                          $1,834.0     $1,609.5    $1,583.0
                                                           ========     ========    ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                                 Years Ended December 31,
                                                                             ------------------------------
                                                                              1997        1996        1995
                                                                             ------      ------      ------
Cash Flows from Operating Activities:
         Net income                                                          $205.3      $141.1      $175.9
         Adjustments to reconcile net income to net cash provided by
         (used for) operating activities:
         (Increase) decrease  in accrued investment income                     (4.0)       16.5       (33.3)
         (Increase) decrease in premiums due and other receivables            (33.3)        1.6        25.4
         Increase in policy loans                                             (70.3)      (60.7)      (89.9)
         Increase in deferred policy acquisition costs                       (139.3)     (174.0)     (177.0)
         Decrease in reinsurance loan to affiliate                            231.1        27.2        34.8
         Net increase in universal life account balances                      286.4       243.2       393.4
         (Decrease) increase in other insurance reserve liabilities          (249.6)     (211.5)       79.0
         Net (decrease) increase in other liabilities and other assets        (41.7)        3.1        13.0
         Decrease in income taxes                                             (31.4)      (26.7)       (4.5)
         Net accretion of discount on investments                             (66.4)      (68.0)      (66.4)
         Net realized capital gains                                           (36.0)      (19.7)      (41.3)
         Other, net                                                              --         1.1          --
                                                                           --------    --------    --------
               Net cash provided by (used for) operating activities            50.8      (126.8)      309.1
                                                                           --------    --------    --------

Cash Flows from Investing Activities:
         Proceeds from sales of:
            Debt securities available for sale                              5,311.3     5,182.2     4,207.2
            Equity securities                                                 103.1       190.5       180.8
            Mortgage loans                                                      0.2         8.7        10.7
            Limited partnership                                                  --          --        26.6
         Investment maturities and collections of:
            Debt securities available for sale                              1,212.7       885.2       583.9
            Short-term investments                                             89.3        35.0       106.1
         Cost of investment purchases in:
            Debt securities available for sale                             (6,732.8)   (6,534.3)   (6,034.0)
            Equity securities                                                (113.3)     (118.1)     (170.9)
            Short-term investments                                           (149.9)      (54.7)      (24.7)
            Mortgage loans                                                       --          --       (21.3)
         Other, net                                                              --       (17.6)         --
                                                                           --------    --------    --------
               Net cash used for investing activities                        (279.4)     (423.1)   (1,135.6)
                                                                           --------    --------    --------

Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts            1,621.2     1,579.5     1,884.5
         Withdrawals of investment contracts                               (1,256.3)   (1,146.2)   (1,109.6)
         Capital contribution to Separate Account                             (25.0)         --          --
         Return of capital from Separate Account                               12.3          --          --
         Capital contribution from HOLDCO                                        --        10.4          --
         Dividends paid to shareholder                                        (17.3)       (3.5)       (2.9)
                                                                           --------    --------    --------
               Net cash provided by financing activities                      334.9       440.2       772.0
                                                                           --------    --------    --------

Net increase (decrease) in cash and cash equivalents                          106.3      (109.7)      (54.5)
Cash and cash equivalents, beginning of year                                  459.1       568.8       623.3
                                                                           --------    --------    --------

Cash and cash equivalents, end of year                                       $565.4      $459.1      $568.8
                                                                           ========    ========    ========

Supplemental cash flow information:
    Income taxes paid, net                                                   $119.6       $85.5       $92.8
                                                                           ========    ========    ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation
     ---------------------

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1996 and 1995 financial information to conform to the 1997 presentation.

     New Accounting Standard
     -----------------------

     As of December 31, 1997 the Company adopted Financial Accounting Standard ("FAS") No. 130, Reporting Comprehensive Income. This statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with shareholders) and includes net income and net unrealized capital gains or losses on available-for-sale securities. As this new standard only requires additional information in a financial statement, it does not affect the Company's financial position or results of operations.

     Future Application of Accounting Standards
     ------------------------------------------

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Future Application of Accounting Standards (Continued)

     FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

     Accounting by Insurance and Other Enterprises for Insurance-Related Assessments

     In December 1997, the American Institute of Certified Public Accountants issued Statement of Position 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     The company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1997 and 1996, the Company loaned securities (which are reflected as invested assets) with a market value of approximately $385.1 million and $444.7 million, respectively.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company utilizes futures contracts, swap agreements and warrants for other than trading purposes in order to manage investment returns and price risk and to align maturities, interest rates, and funds availability with its obligations. (Refer to Note 3.)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Interest rate swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Warrants represent the right to purchase specific securities and are accounted for as hedges. Upon exercise, the cost of the warrants are added to the basis of the securities purchased.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

     Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.50% to 9.50% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.    Summary of Significant Accounting Policies (Continued)

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $658.6 million for 1997 (fair value $668.7 million) and $515.6 million for 1996 (fair value $523.0 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in both 1997 and in 1996.

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1997 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized           Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------          ------
                                                                                   (millions)
       U.S. government and government
          agencies and authorities                           $1,219.7            $74.0             $0.1           $1,293.6

       States, municipalities and political
          subdivisions                                            0.3               --               --                0.3

       U.S. corporate securities:
            Financial                                         2,370.7             84.6              1.3            2,454.0
            Food & fiber                                        195.4              9.3               --              204.7
            Healthcare & consumer products                      728.5             27.0              2.6              752.9
            Media & broadcast                                   252.9             14.7              0.1              267.5
            Natural resources                                   143.5              5.5                -              149.0
            Transportation & capital goods                      528.2             33.2              0.1              561.3
            Utilities                                           521.3             23.5              0.9              543.9
            Other corporate securities                           96.9              3.2                -              100.1
                                                           ----------         --------         --------        -----------
          Total U.S. corporate securities                     4,837.4            201.0              5.0            5,033.4

       Foreign Securities:
            Government                                          612.5             36.7             23.6              625.6
            Utilities                                           177.5             28.7               --              206.2
            Other                                               857.9             27.7             42.8              842.8
                                                           ----------         --------         --------        -----------
          Total foreign securities                            1,647.9             93.1             66.4            1,674.6

       Residential mortgage-backed securities:
            Pass-throughs                                       784.4             71.3              2.0              853.7
            Collateralized mortgage obligations               2,280.5            137.4              2.0            2,415.9
                                                           ----------         --------         --------        -----------
       Total residential mortgage-
          backed securities                                   3,064.9            208.7              4.0            3,269.6

       Commercial/Multifamily mortgage-
          backed securities                                   1,127.8             34.0              0.4            1,161.4

       Other asset-backed securities                          1,014.2             17.1              0.4            1,030.9
                                                           ----------         --------         --------        -----------

       Total Debt Securities                                $12,912.2           $627.9            $76.3          $13,463.8
                                                           ==========         ========         ========        ===========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized            Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------           ------
                                                                                    (millions)
       U.S. government and government
          agencies and authorities                           $1,072.4            $20.5             $4.5           $1,088.4

       States, municipalities and political
          subdivisions                                            6.0              1.2               --                7.2

       U.S. corporate securities:
            Financial                                         2,143.4             43.1              9.7            2,176.8
            Food & fiber                                        198.2              4.6              1.3              201.5
            Healthcare & consumer products                      735.9             20.2              6.3              749.8
            Media & broadcast                                   274.9              7.0              2.8              279.1
            Natural resources                                   187.7              4.5              0.4              191.8
            Transportation & capital goods                      521.9             22.0              1.8              542.1
            Utilities                                           448.8             14.8              2.8              460.8
            Other corporate securities                          141.5               3.0              --              144.5
                                                            ---------         ---------        --------          ---------
          Total U.S. corporate securities                     4,652.3            119.2             25.1            4,746.4

       Foreign Securities:
            Government                                          758.6             36.0              5.7              788.9
            Utilities                                           187.8             16.1               --              203.9
            Other                                               945.5             30.9              6.3              970.1
                                                            ---------         --------         ---------         ---------
          Total foreign securities                            1,891.9             83.0             12.0            1,962.9

       Residential mortgage-backed securities:
            Pass-throughs                                       792.2             78.3              3.1              867.4
            Collateralized mortgage obligations               2,227.8             94.9             13.7            2,309.0
                                                            ---------         ---------        --------          ---------
       Total residential mortgage-
          backed securities                                   3,020.0            173.2             16.8            3,176.4

       Commercial/Multifamily mortgage-
          backed securities                                   1,008.7             24.8              5.6            1,027.9

       Other asset-backed securities                            887.8             10.7               2.2             896.3
                                                            ---------         --------         ---------          --------

       Total Debt Securities                                $12,539.1           $432.6            $66.2          $12,905.5
                                                            =========         ========         =========          ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1997 and 1996, net unrealized appreciation of $551.6 million and $366.4 million, respectively, on available-for-sale debt securities included $429.3 million and $288.5 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in future policy benefits and policyholders' funds left with the Company.

     The carrying and fair value of debt securities for the year ended December 31, 1997 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized               Fair
                                               Cost                 Value
                                             ---------              ------
                                                       (millions)
      Due to mature:
        One year or less                        $367.3                $367.6
        After one year through five years      2,165.1               2,195.4
        After five years through ten years     2,367.3               2,407.0
        After ten years                        2,805.6               3,031.9
        Mortgage-backed securities             4,192.7               4,431.0
        Other asset-backed securities          1,014.2               1,030.9
                                             ---------             ---------

               Total                         $12,912.2             $13,463.8
                                             =========             =========

     At December 31, 1997 and 1996, debt securities carried at $8.2 million and $7.6 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                              1997                        1996
                                                     ---------------------       ------------------------
                                                       Fair      Amortized         Fair         Amortized
                                                      Value         Cost           Value           Cost
                                                     --------     --------       --------        --------
                                                                          (millions)
           Total residential CMOs(1)                 $2,415.9     $2,280.5       $2,309.0        $2,227.8
                                                     ========     ========       ========        ========

           Percentage of total:
               Supporting experience rated products      81.6%                       84.2%
               Supporting remaining products             18.4%                       15.8%
                                                        -----                       -----
                                                        100.0%                      100.0%
                                                        =====                       =====

          (1) At December 31, 1997 and 1996, approximately 73% and 71%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1997 and 1996, approximately 4% and 3%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in equity securities available for sale were as follows:

                                             Gross        Gross
                              Amortized    Unrealized   Unrealized    Fair
                                 Cost        Gains        Losses      Value
                              ---------    ----------   ----------    -----
                                                 (millions)
           1997
           Equity Securities    $210.0        $21.3        $0.1      $231.2
                                ======        =====        ====      ======

           1996
           Equity Securities    $184.9        $16.3        $0.8      $200.4
                                ======        =====        ====      ======

3.   Financial Instruments

     Estimated Fair Value
     --------------------
     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                            1997                    1996
                                     --------------------     -----------------
                                      Carrying      Fair      Carrying     Fair
                                        Value      Value       Value      Value
                                     ---------     ------     --------    -----
                                                      (millions)
        Assets:
            Mortgage loans           $    12.8   $   12.4   $   13.0  $   13.2
        Liabilities:
            Investment contract
             liabilities:
              With a fixed maturity  $ 1,030.3   $1,005.4   $1,014.1  $1,028.8
              Without a fixed
               maturity               10,113.2    9,587.5    9,649.6   9,427.6

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Estimated Fair Value  (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in policyholders' funds left with the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1997 and 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio; and, in 1996, stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1997 and 1996.

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Off-Balance-Sheet and Other Financial Instruments (Including Derivative Instruments) (Continued)

     exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1997 and 1996.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1997 and 1996.

     Warrants:

     Warrants are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. As of December 31, 1997 and 1996, the Company had open warrants to purchase equity securities with a fair value of $0.6 million and $0.3 million, respectively.

     Debt Instruments with Derivative Characteristics:

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1997 was as follows:

                                                          Amortized       Fair
                                                             Cost         Value
                                                          ---------       ----
                                                               (millions)

           Residential collateralized mortgage
                obligations                               $2,280.5      $2,415.9
                Principal-only strips (included above)        59.0          67.0
                Interest-only strips (included above)         12.8          24.3
           Other structured securities with derivative
                characteristics (1)                          107.4         105.2

          (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:

                                             1997        1996        1995
                                             ----        ----        ----
                                                      (millions)
            Debt securities                  $962.8      $945.3       $891.5
            Nonredeemable preferred stock      13.7         5.9          4.2
            Investment in affiliated
               mutual funds                     4.9        14.3         14.9
            Mortgage loans                      1.3         2.2          1.4
            Policy loans                       19.9        18.4         13.7
            Reinsurance loan to affiliate      37.5        44.1         46.5
            Cash equivalents                   44.2        29.4         38.9
            Other                              10.0         2.1          8.4
                                           --------    --------     --------
            Gross investment income         1,094.3     1,061.7      1,019.5
            Less investment expenses          (13.8)      (16.1)       (15.2)
                                           --------    --------     --------
            Net investment income          $1,080.5    $1,045.6     $1,004.3
                                           ========    ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $823.1 million, $787.6 million and $744.2 million for the years ended December 31, 1997, 1996 and 1995, respectively. Interest credited to contractholders is included in current and future benefits.

5.   Dividend Restrictions and Shareholder's Equity

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively.

     The amount of dividends that may be paid to the shareholder in 1998 without prior approval by the Insurance Commissioner of the State of Connecticut is $77.6 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $80.5 million, $57.8 million and $70.0 million for the years ended December 31, 1997, 1996 and 1995, respectively. Statutory capital and surplus was $778.7 million and $713.6 million as of December 31, 1997 and 1996, respectively.

     As of December 31, 1997 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                1997      1996        1995
                                                ----      ----        ----
                                                       (millions)

           Debt securities                      $22.5     $11.1      $32.8
           Equity securities                      9.9       8.6        8.3
           Other                                  3.6        --        0.2
                                               ------  --------     ------
           Pretax realized capital gains        $36.0     $19.7      $41.3
                                               ======  ========     ======
           After tax realized capital gains     $23.2     $13.0      $25.8
                                               ======  ========     ======

     Net realized capital gains of $96.1 million, $53.1 million and $61.1 million for 1997, 1996 and 1995, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company. Net unamortized gains were $138.1 million and $53.3 million at December 31, 1997 and 1996, respectively.

     Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:

                                 1997         1996           1995
                                 -----        -----          ----
                                            (millions)

           Proceeds on Sales    $5,311.3      $5,182.2      $4,207.2
           Gross Gains              25.8          24.3          44.6
           Gross Losses              3.3          13.2          11.8

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities) (excluding those related to experience rated contractholders) were as follows:

                                                1997       1996       1995
                                                ----       ----       ----
                                                       (millions)

          Debt securities                      $44.3    $(100.1)      $255.9
          Equity securities                      5.6      (10.5)        27.3
          Limited partnership                     --         --          1.8
                                               -----    -------       ------
                                                49.9     (110.6)       285.0
          Increase (decrease) in deferred
            income taxes (See Note 8)           17.5      (38.6)       (36.5)
                                               -----    -------       ------
          Net changes in accumulated other
          comprehensive income                 $32.4     $(72.0)      $321.5
                                               =====    =======       ======

     Net unrealized capital gains allocable to experience rated contracts of $356.7 million and $72.6 million at December 31, 1997 and $245.2 million and $43.3 million at December 31, 1996 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience rated contractholders, at December 31:

                                                 1997     1996       1995
                                                 ----     ----       ----
                                                      (millions)
          Debt securities
            Gross unrealized capital gains      $140.6    $101.7    $179.3
            Gross unrealized capital losses      (18.4)    (23.8)     (1.3)
                                                 -----     -----     -----
                                                 122.2      77.9     178.0
          Equity securities
            Gross unrealized capital gains        21.2      16.3      27.2
            Gross unrealized capital losses       (0.1)     (0.8)     (1.2)
                                                  ----      ----     -----
                                                  21.1      15.5      26.0

          Deferred income taxes (See Note 8)      50.4      32.9      71.5
                                                  ----      ----     -----
          Net accumulated other
            comprehensive income                 $92.9     $60.5    $132.5
                                                  ====      ====     =====

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience rated contractholders) were as follows:

                                                   1997       1996       1995
                                                   ----       ----       ----
                                                           (millions)
          Unrealized holding gains (losses)
          arising during the period (1)            $98.8    $(14.8)    $390.5
          Less:  reclassification adjustment
             for gains and other items included
             in net  income (2)                     66.4      57.2       69.0
                                                   -----    ------     ------
           Net unrealized gains (losses)
             on securities                         $32.4    $(72.0)    $321.5
                                                   =====    ======     ======

          (1) Pretax unrealized holding gains (losses) arising during the period were $152.0 million, ($22.8) million and $600.8 million for 1997, 1996 and 1995, respectively.

          (2) Pretax reclassification adjustments for gains and other items included in net income were $102.4 million, $87.7 million and $107.5 million for 1997, 1996 and 1995, respectively.

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                      Vacated
                                             Asset    Leased                    Corporate
      (Millions)                 Severance Write-off Property  Other Allocation   Total
      -------------------------- --------- --------- --------- ----- ---------- ---------
      Financial Services             $29.1    $1.0     $1.3    $1.7    $  --       $33.1
      Individual Life Insurance       12.5     0.4      0.5     0.8       --        14.2
      Corporate Allocation              --      --       --      --     14.0        14.0
                                 --------- --------- --------- ----- ---------- ---------
         Total Company               $41.6    $1.4     $1.8    $2.5    $14.0       $61.3
      -------------------------- --------- --------- --------- ----- ---------- ---------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges (Continued)

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations, which were sold in April 1996. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     Activity for 1997 and 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

       (Millions)                            Reserve      Positions
       -----------------------------------   ----------   ---------

       Balance at December 31, 1995           $   --           --
         Severance and facilities charges       47.3          702
         Corporate Allocation                   14.0           --
         Actions taken (1)                     (13.4)        (178)
                                             ----------   ---------
       Balance at December 31, 1996             47.9          524
         Actions taken (1)                     (27.1)        (163)
                                             ----------   ---------
       Balance at December 31, 1997            $20.8          361
                                             ==========   =========

      (1) Includes $15.9 million and $8.0 million in 1997 and 1996, respectively, of severance-related actions and $7.9 million and $4.1 million in 1997 and 1996, respectively, of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by September 30, 1998. The corporate allocation actions were substantially completed in 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return, the Illinois Unitary return and the Connecticut and the New York combined state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated federal income tax return.

     Income taxes for the years ended December 31, consist of:

                                                     1997     1996      1995
                                                     ----     ----      ----
                                                           (millions)
            Current taxes:
              Income Taxes:
                Federal income tax                   $64.5     $50.9     $82.9
                State income tax                       3.7       3.7       3.2
                Net realized capital gains            45.6      25.3      28.5
                                                     -----      ----      ----
                                                     113.8      79.9     114.6
                                                     -----      ----     -----
            Deferred taxes (benefits):
              Income taxes:
                Federal                                8.4      (3.5)    (14.4)
                Net realized capital gains (losses)  (32.8)    (18.6)    (12.9)
                                                     -----     -----     -----
                                                     (24.4)    (22.1)    (27.3)
                                                     -----     -----     -----
            Total                                    $89.4     $57.8     $87.3
                                                     =====     =====     =====

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                              1997         1996        1995
                                              ----         ----        ----
                                                        (millions)

            Income before income taxes        $294.7       $198.9       $263.2
            Tax rate                              35%          35%          35%
                                             -------      -------      -------
            Application of the tax rate        103.1         69.6         92.1
                                             -------      -------      -------
            Tax effect of:
              State income tax, net of
                 federal benefit                 2.4          2.4          2.1
              Excludable dividends             (15.9)        (8.7)        (9.3)
              Other, net                        (0.2)        (5.5)         2.4
                                             -------      -------      --------
                 Income taxes                  $89.4        $57.8        $87.3
                                             =======      =======      ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                     1997          1996
                                                     ----          ----
                                                         (millions)

           Deferred tax assets:
              Insurance reserves                     $415.8        $344.6
              Unrealized gains allocable to
                experience rated contracts            150.1         100.8
              Investment losses                         6.6           7.5
              Postretirement benefits other
                than pensions                          26.3          27.0
              Deferred compensation                    31.2          25.0
              Pension                                  (3.6)          7.6
              Restructuring charge                      9.5          17.6
              Depreciation                              3.9           2.6
              Other                                     8.8           9.1
                                                  ---------      --------
           Total gross assets                         648.6         541.8

           Deferred tax liabilities:
              Deferred policy acquisition costs       515.6         482.1
              Market discount                           5.1           6.8
              Net unrealized capital gains            200.5         133.7
              Other                                    (0.6)         (0.3)
                                                  ---------     ---------
           Total gross liabilities                    720.6         622.3
                                                  ---------     ---------
           Net deferred tax liability                 $72.0         $80.5
                                                  =========     =========

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1997 and 1996, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1997. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to amounts that are tax-deductible. As of December 31, 1997, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $2.7 million, $4.3 million and $6.1 million for the years ended December 31, 1997, 1996 and 1995, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1997, 1996 and 1995 were $2.7 million, $1.8 million and $1.4 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings. In 1997, other changes in shareholder's equity includes an additional $0.8 million reduction reflecting revisions to the allocation of these accrued liabilities.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

 9.  Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1997, 1996 and 1995 were $0.6 million, $0.7 million and $0.8 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.4 million, $5.4 million and $4.9 million in 1997, 1996 and 1995, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1997, 1996 and 1995, were $2.9 million, $8.1 million and $6.3 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1997, other changes in shareholder's equity include an additional increase of $2.3 million reflecting revisions to the allocation of the deferred tax benefit.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from 0.10% to 1.90% of their average daily net assets. The Company also receives fees from Aetna managed mutual funds for serving as investment adviser. Under the advisory agreements, these funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from some of its funds for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and mutual funds, included in charges assessed against policyholders, amounted to $271.2 million, $186.8 million and $128.1 million in 1997, 1996 and 1995, respectively. The Company may waive advisory fees at its discretion.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor for affiliated mutual funds and adviser for most of the General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1997 and 1996, the Company paid $45.5 million and $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to an Aetna managed mutual fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) and $628.3 million as of December 31, 1997 and 1996, respectively, relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million and $625.3 million as of December 31, 1997 and 1996, respectively, and is based upon the fair value of the underlying assets. Premiums of $176.7 million, $25.3 million and $28.0 million and current and future benefits of $183.9 million, $39.5 million and $43.0 million were assumed in 1997, 1996 and 1995, respectively.

     Investment income of $37.5 million, $44.1 million and $46.5 million was generated from the reinsurance loan to affiliate in 1997, 1996 and 1995, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $32.5 million and $28.9 million were maintained for this contract as of December 31, 1997 and 1996, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.9 million, $5.2 million and $3.2 million for 1997, 1996 and 1995, respectively.

     Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $0.7 million in 1997.

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1997 or 1995.

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $37.0 million and $2.8 million due from affiliates in 1997 and 1996, respectively. Other liabilities include $1.2 million and $10.7 million due to affiliates for 1997 and 1996, respectively.

     As of December 31, 1997, Aetna transferred to the Company $2.5 million based on its decision not to settle state tax liabilities for the years 1996 and 1997. This amount has been reported as an other increase in retained earnings.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                         Ceded to       Assumed
                                              Direct      Other       from Other       Net
                                              Amount    Companies      Companies     Amount
                                                         (millions)
                                              -------  -------------  -----------  ---------
                              1997
                              ----
           Premiums:
              Life Insurance                   $ 35.7      $15.1         $177.4      $198.0
              Accident and Health Insurance       5.6        5.6             --          --
              Annuities                          67.9         --            1.2        69.1
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $109.2      $20.7         $178.6      $267.1
                                              =======  =============  ===========  =========

                              1996
                              ----
           Premiums:
              Life Insurance                   $ 34.6      $11.2          $25.3      $ 48.7
              Accident and Health Insurance       6.3        6.3             --          --
              Annuities                          84.3         --            0.6        84.9
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $125.2      $17.5          $25.9      $133.6
                                              =======  =============  ===========  =========

                              1995
                              ----
           Premiums:
              Life Insurance                   $ 28.8      $ 8.6          $28.0       $ 48.2
              Accident and Health Insurance       7.5        7.5             --           --
              Annuities                         164.0         --            0.5        164.5
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $200.3      $16.1          $28.5       $212.7
                                              =======  =============  ===========  =========

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1997, the Company had commitments to purchase investments of $38.7 million. The fair value of the investments at December 31, 1997 approximated $39.0 million.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.


13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance. Summarized financial information for the Company's principal operations was as follows:

                                                1997         1996         1995
                                             ---------    ---------    ---------
                                                          (millions)
         Revenue:
           Financial Services                 $1,277.9     $1,195.1     $1,211.3
           Individual Life Insurance             620.4        445.7        407.9
                                             ---------    ---------    ---------
                Total revenue                 $1,898.3     $1,640.8     $1,619.2
                                             =========    =========    =========
         Income before income taxes: (2)
           Financial Services                   $188.2       $129.9       $160.1
           Individual Life Insurance             106.5         83.0        103.1
                                             ---------    ---------    ---------
                Total income before
                  income taxes                  $294.7       $212.9       $263.2
                                             =========    =========    =========
         Net income: (2)
           Financial Services                   $137.5        $94.3       $113.8
           Individual Life Insurance              67.8         55.9         62.1
                                             ---------    ---------    ---------
                Net income                      $205.3       $150.2       $175.9
                                             =========    =========    =========
         Assets under management: (3)
           Financial Services  (4)           $37,609.3    $27,268.1    $22,534.4
           Individual Life Insurance           3,096.1      2,830.5      2,590.9
                                             ---------    ---------    ---------
             Total assets under management    40,705.4    $30,098.6    $25,125.3
                                             =========    =========    =========

          (1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.

          (2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).

          (3) Excludes net unrealized capital gains (losses) of $551.5 million, $366.4 million and $797.1 million at December 31, 1997, 1996 and 1995, respectively.

          (4) The December 31, 1997 balance includes the transfer of $4,078.5 million of assets under management that were previously reported by an affiliate.

Form No. SAI 34370-98                                         ALIAC Ed. May 1998